Convertible Debt (Tables)	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Convertible Debt [Table Text Block]
Description	September 30, 2016	December 31, 2015
Six convertible promissory notes, in amount ranging from$27,777 to $55,000, maturing within from one year to two years, bearing interest ranging from 5% to 12% per annum, convertible into common stock at conversion prices ranging from 35% to 60% of the lowest price in the prior 20 to 25 trading days. The Company expects all debt will be converted to common shares.	$234,777	$-
Less: debt discount	(234,777)	-
Less: conversions	(9,189)	-
Add: amortization of debt discount	118,314	-
Balance of convertible debt, net	109,125	-
Less: current portion	102,476	-
Long-term convertible debt, net	$6,649	$-

Schedule of Debt [Table Text Block]
During the nine months ended September 30, 2016, the Company recorded debt discounts totaling $234,777 and amortized debt discount of $118,314 resulting in the following net discount at September 30, 2016:

	September 30, 2016	December 31, 2015
Debt discount	$234,777	$-
Accumulated amortization of debt discount	(118,314)	-
Debt discount - net	$116,463	$-